INVENTORIES	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Raw materials	$9,205,111	$7,322,641
Work in process	1,567,217	1,904,229
Finished goods	368,882	520,088
Inventory valuation allowance	(22,053)	(21,397)
Total	$11,119,157	$9,725,561

There were no inventory valuation allowance or write-offs recognized   for the fiscal periods ended June 30, 2026 and December 31, 2025.